Share-based Compensation (Narrative of Share Options) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 25, 2006	Apr. 01, 2011
Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant-date fair value per option granted during period	$ 32.61	$ 13.19	$ 6.77
Total intrinsic value of options exercised during period	$ 98,112	$ 138,364	$ 19,486
Allocated share-based compensation expense	16,702	21,921	26,997
Unrecognized share-based compensation expense relating to share options	$ 18,875
Period for recognition of unrecognized share-based compensation expense (in years)	0 years 8 months 23 days
2006 Employee Share Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options, validity period (in years)				10 years
2006 Employee Share Option Plan [Member] | Share options [Member] | Each anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of aggregate number of options will be vested	25.00%
2011 Employee Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options, validity period (in years)					10 years
2011 Employee Share Incentive Plan [Member] | Share options [Member] | 12 months after start of vesting period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of aggregate number of options will be vested	20.00%
2011 Employee Share Incentive Plan [Member] | Share options [Member] | 24 months after start of vesting period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of aggregate number of options will be vested	20.00%
2011 Employee Share Incentive Plan [Member] | Share options [Member] | 36 months after start of vesting period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of aggregate number of options will be vested	30.00%
2011 Employee Share Incentive Plan [Member] | Share options [Member] | 48 months after start of vesting period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of aggregate number of options will be vested	30.00%